Derivative Instruments (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$ 22,266,105	$ (48,697,841)	$ 108,540,793
Agricultural contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(3,869,332)	(18,592,666)	17,978,928
Currencies contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(4,935,784)	(36,493,518)	25,579,604
Energy contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(3,960,783)	(3,355,109)	(21,311,972)
Interest rates contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	14,926,969	65,198,011	63,389,648
Meats contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(1,467,087)	(4,235,895)	161,046
Metals contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(12,997,845)	(4,570,962)	20,714,739
Soft commodities contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	354,779	(3,246,199)	17,611,921
Stock indices contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	34,215,188	(43,401,503)	(15,583,121)
Futures and Forward Trading
Net gain (loss) from futures, forward and equity options trading
Realized	26,546,796	(24,697,561)	86,593,970
Change in unrealized	(4,280,691)	(27,921,376)	21,946,823
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	22,266,105	(52,618,937)	108,540,793
Equity Options
Net gain (loss) from futures, forward and equity options trading
Realized		3,921,096
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading		$ 3,921,096